N-2	Feb. 24, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001982701
Amendment Flag	false
Securities Act File Number	814-01744
Document Type	8-K
Entity Registrant Name	AB PRIVATE LENDING FUND
Entity Address, Address Line One	405 Colorado Street
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(512)
Local Phone Number	721-2900
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On February 24, 2025, ABPLF SPV I LLC (the “
Borrower
”), a wholly-owned subsidiary of AB Private Lending Fund (the “
Fund
”), entered into the first amendment (the “
Amendment
”) to that certain credit agreement (the “
Credit Agreement
”) establishing its warehouse credit facility (the “
ABPLF Credit Facility
”) among the Borrower, the lenders referred to therein, the Bank of Nova Scotia, as administrative agent, U.S. Bank Trust Company, National Association, as collateral agent and collateral administrator, and U.S. Bank National Association, as custodian. The Amendment, among other changes, (i) increased the ABPLF Credit Facility’s maximum commitment for
Class A-R
Loans on a revolving basis from $100,000,000 to $110,000,000, and (ii) increased the ABPLF Credit Facility’s maximum commitment for
Class A-T
Loans on a term basis from $100,000,000 to $110,000,000.
The information set forth above with respect to the Amendment does not purport to be complete in scope and is qualified in its entirety by the full text of the Amendment, which is attached hereto as Exhibit 10.1 and is incorporated herein by reference.

Class A-R Loans [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	ABPLF SPV I LLC
Long Term Debt, Principal	$ 110,000,000
Class A-T Loans [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]	ABPLF SPV I LLC
Long Term Debt, Principal	$ 110,000,000